Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of the Computation of Earnings per Common Share	The following schedule summarizes the information used to compute earnings per common share for the years ended
December 31, 2025, 2024 and 2023:

(in thousands, except per share data)	2025	2024	2023

Net income	$424,880	$83,591	$341,303

Weighted average number of common shares used to compute basic earnings per common share	217,219	222,619	228,146
Dilutive effect of outstanding stock options and restricted stock units	1,661	2,098	2,473
Weighted average number of common shares used to compute diluted earnings per common share	218,880	224,717	230,619

Outstanding stock options and awards having no dilutive effect, not included in above calculation	50	26	1
Outstanding warrants having no dilutive effect, not included in above calculation	—	9,531	17,562

Basic earnings per common share	$1.96	$0.38	$1.50
Diluted earnings per common share	$1.94	$0.37	$1.48